LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2019
Swiss Bank Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2020 (current maturity)	$388

Long-term portion:

2021	388
2022	388
2023	388
2024	388
Thereafter	13,548

Total	$15,100

Credit Suisse Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Maturities of the loan by years are as follows:
Year ended December 31,

2020 (current maturity)	$2,060

Long-term portion:

2021	2,060
2022	2,060
2023	2,060
2024	2,060
Thereafter	76,492

Total	$84,732

DG HYP Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2020 (current maturity)	$20,694

City National Bank of Florida Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities	Maturities of the loan by years are as follows:
Year ended December 31,

2020 (current maturity)	$228

Long-term portion:

2021	$8,574